Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2024 USD ($)
Future amortization expense, by year
2025	$ 2,365
2026	2,162
2027	1,984
2028	1,582
2029	936
Thereafter	1,631
Capitalized software
Future amortization expense, by year
2025	427
2026	260
2027	103
2028	0
2029	0
Thereafter	0
Acquired intangibles
Future amortization expense, by year
2025	1,939
2026	1,902
2027	1,881
2028	1,582
2029	936
Thereafter	$ 1,631